Impairments - Summary of Impairment Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment	$ 563,200	$ 563,200	$ 563,200
Indefinite-lived trademark					$ 78,700
Carrying Amount of Definite Lived Intangible Assets		17,310
Property and equipment		$ 596	$ 50
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment				$ 377,101
Indefinite-lived trademark				78,734
Carrying Amount of Definite Lived Intangible Assets				107,365
Property and equipment				3,670
Personal seat licenses				6,968
Total impairment charges				$ 573,838